Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Total income tax expense of $10.0 million, $11.0 million and $12.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, was allocated to income in each year. Income tax expense consists of the following (amounts in thousands):

	Years Ended December 31,
	2014	2013	2012
Deferred tax expense:
Federal taxes	$9,081	9,267	10,318
State taxes	948	1,690	1,770
	$10,029	10,957	12,088

Total income tax expense differed from the “expected” income tax expense determined by applying the statutory federal income tax rate of 35% as follows (amounts in thousands):

	Years Ended December 31,
	2014	2013	2012
“Expected” statutory tax expense	$24,246	14,939	7,437
Impact of non-controlling interest attributable to non-tax paying entity	(18,255)	(7,977)	—
State income taxes, net of federal expense	948	1,690	1,770
Income tax effect of nondeductible entertainment expenses	1,125	1,045	777
Income tax effect of nondeductible lobbying expenses	425	369	298
Income tax effect of nondeductible officer compensation	1,351	824	1,718
Other, net	189	67	88
	$10,029	10,957	12,088

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2014 and 2013 are summarized below (amounts in thousands):

	2014	2013
Current deferred tax assets, net of current deferred tax liability:
Net operating loss carryforwards	$44,250	30,344
Compensated absences, accrued for financial reporting purposes	3,117	2,956
Workers compensation and self-insurance health reserves, principally due to accrual for financial reporting purposes	2,043	1,688
Accounts receivable, principally due to allowance for doubtful receivables	2,585	1,154
Deferred revenue for financial reporting purposes	2,525	2,673
Other	1,600	938
Total current deferred tax assets	$56,120	39,753
Long-term deferred tax assets:
Net operating loss carryforwards	$87,688	90,589
Deferred revenue for financial reporting purposes	33,552	35,506
Alternative minimum tax credits	1,735	1,895
Deferred compensation expense for tax purposes in excess of amounts recognized for financial reporting purposes	1,374	2,556
Asset retirement obligations in excess of amounts recognized for tax purposes	6,660	4,930
Share-based compensation expense for financial reporting purposes in excess of amounts recognized for tax purposes	1,458	1,860
Other	4,266	4,335
Total long-term deferred tax assets	136,733	141,671
Long-term deferred tax liabilities:
Plant and equipment, principally due to differences in depreciation	231,109	212,719
Intangible assets	48,768	49,761
Flow-through entity deferred tax items	44,728	40,667
Total long-term deferred tax liabilities	324,605	303,147
Net long-term deferred tax liabilities	$187,872	161,476

At December 31, 2014, we have tax net operating loss carryforwards of $320.3 million that will begin expiring in 2020 if not utilized, and alternative minimum tax credit carryforwards of $1.7 million available to offset regular income taxes payable in future years.  Our utilization of remaining acquired net operating loss carryforwards is subject to annual limitations pursuant to Internal Revenue Code section 382 which could reduce or defer the utilization of these losses.

Our tax net operating loss carryforwards are summarized below by year of expiration (amounts in thousands):

Years ending December 31,	Federal	State
2020	$34,958	34,301
2021	29,614	28,987
2022	14,081	13,788
2023	3,968	3,903
2024	722	—
2025	737	—
2026	150	—
2027	1,010	—
2028	39,879	39,715
2029	48,370	47,558
2031	110,933	109,376
2033	5,031	4,927
2034	30,797	29,946
Total tax net operating loss carryforwards	$320,250	312,501

Tax benefits associated with recorded deferred tax assets are considered to be more likely than not realizable through taxable income earned in carryback years, future reversals of existing taxable temporary differences, and future taxable income exclusive of reversing temporary differences and carryforwards. The amount of deferred tax assets considered realizable, however, could be reduced if estimates of future taxable income during the carryforward period are reduced.

We file federal income tax returns in the U.S. and in various state jurisdictions. We are not subject to U.S. or state tax examinations by tax authorities for years 2010 and earlier except that certain U.S. federal income tax returns for years after 1998 are not closed by relevant statutes of limitations due to unused net operating losses reported on those income tax returns.

We recognize accrued interest on unrecognized tax benefits in interest expense and penalties in selling, general and administrative expenses.  We did not have any unrecognized tax benefits as of December 31, 2014, 2013 and 2012, and accordingly, we did not recognize any interest expense.  Additionally, we recorded no penalties during the years ended December 31, 2014, 2013 and 2012.

We did not record any excess tax benefit generated from stock options exercised during the years ended December 31, 2014, 2013 and 2012, since we are in a net operating loss carryforward position and the income tax deduction will not yet reduce income taxes payable.  The cumulative excess tax benefits generated for stock options exercised that have not been recognized is $3.5 million at December 31, 2014.